Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses	$ 6,998	$ 8,289
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses	$ 1	$ 1	$ 0